Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	MARKETOCRACY FUNDS
Central Index Key	0001090154
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
The Masters 100 Fund | Investor Class
Risk/Return:
Trading Symbol	MOFQX